Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.32563%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,714,717.31

Principal:
Principal Collections	$20,353,696.05
Prepayments in Full	$7,884,423.89
Liquidation Proceeds	$221,270.55
Recoveries	$138,030.73
Sub Total	$28,597,421.22
Collections	$30,312,138.53

Purchase Amounts:
Purchase Amounts Related to Principal	$155,121.37
Purchase Amounts Related to Interest	$1,014.26
Sub Total	$156,135.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,468,274.16

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,468,274.16
Servicing Fee	$504,936.86	$504,936.86	$0.00	$0.00	$29,963,337.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,963,337.30
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,963,337.30
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,963,337.30
Interest - Class A-3 Notes	$1,064,107.83	$1,064,107.83	$0.00	$0.00	$28,899,229.47
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$28,298,015.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,298,015.97
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$28,099,456.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,099,456.72
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$27,962,127.22
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,962,127.22
Regular Principal Payment	$25,446,323.97	$25,446,323.97	$0.00	$0.00	$2,515,803.25
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,515,803.25
Residual Released to Depositor	$0.00	$2,515,803.25	$0.00	$0.00	$0.00
Total		$30,468,274.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,446,323.97
Total					$25,446,323.97

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,446,323.97	$49.03	$1,064,107.83	$2.05	$26,510,431.80	$51.08
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$25,446,323.97	$16.12	$2,001,210.08	$1.27	$27,447,534.05	$17.39

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$285,028,882.76	0.5491463	$259,582,558.79	0.5001205
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$521,148,882.76	0.3300625	$495,702,558.79	0.3139464

Pool Information
Weighted Average APR	3.541%	3.564%
Weighted Average Remaining Term	33.99	33.26
Number of Receivables Outstanding	30,176	29,424
Pool Balance	$605,924,227.37	$577,081,472.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$557,079,855.31	$531,200,890.01
Pool Factor	0.3471742	0.3306483

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$45,880,582.17
Targeted Overcollateralization Amount	$81,378,913.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$81,378,913.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$228,243.33
(Recoveries)		61	$138,030.73
Net Loss for Current Collection Period			$90,212.60
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1787%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8459%
Second Prior Collection Period			0.7391%
Prior Collection Period			0.7064%
Current Collection Period			0.1830%
Four Month Average (Current and Prior Three Collection Periods)			0.6186%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,842	$10,402,895.26
(Cumulative Recoveries)			$1,402,906.67
Cumulative Net Loss for All Collection Periods			$8,999,988.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5157%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,647.61
Average Net Loss for Receivables that have experienced a Realized Loss			$4,885.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.52%	299	$8,775,010.18
61-90 Days Delinquent	0.27%	58	$1,570,859.60
91-120 Days Delinquent	0.04%	6	$238,832.26
Over 120 Days Delinquent	0.14%	29	$830,358.92
Total Delinquent Receivables	1.98%	392	$11,415,060.96

Repossession Inventory:
Repossessed in the Current Collection Period		15	$467,875.41
Total Repossessed Inventory		24	$835,367.43

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2638%
Prior Collection Period			0.2419%
Current Collection Period			0.3161%
Three Month Average			0.2739%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4575%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	27

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	87	$2,457,424.07
2 Months Extended	184	$5,613,709.49
3+ Months Extended	24	$601,680.74

Total Receivables Extended	295	$8,672,814.30
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer